Shareholders' equity - Cumulative translation adjustment - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Gain (loss) recognized in other comprehensive income during the period	€ (184)	€ 52
Egypt, Pounds
Disclosure of classes of share capital [line items]
Gain (loss) recognized in other comprehensive income during the period		€ 45
Poland, Zlotych
Disclosure of classes of share capital [line items]
Gain (loss) recognized in other comprehensive income during the period	(94)
Norway, Krone
Disclosure of classes of share capital [line items]
Gain (loss) recognized in other comprehensive income during the period	€ (30)